Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment	Movements within property, plant and equipment during the years ended 31 December 2023 and 2022 are as follows:

	Facility	Facility Equipment	Furniture, fixtures and leasehold improvements	Computer equipment	Total
Cost
Balance at 1 January 2023	115,000	145,150	9,598	1,959	271,707
Reclassification of assets	—	2,771	(112)	(7)	2,652
Additions	—	29,351	1,500	518	31,369
Disposals	—	(1,233)	(23)	(136)	(1,392)
Translation difference	—	679	(85)	(22)	572
Balance at 31 December 2023	115,000	176,718	10,878	2,312	304,908
Depreciation
Balance at 1 January 2023	359	46,002	3,233	1,519	51,113
Reclassification of assets	—	3,330	(112)	(7)	3,211
Depreciation	2,875	10,572	676	230	14,353
Disposals	—	(737)	(22)	(136)	(895)
Translation difference	—	330	40	(23)	347
Balance at 31 December 2023	3,234	59,497	3,815	1,583	68,129
Net carrying amount
Balance at 31 December 2023	111,766	117,221	7,063	729	236,779

	Facility	Facility Equipment	Furniture, fixtures and leasehold improvements	Computer equipment	Total
Cost
Balance at 1 January 2022	—	88,510	32,395	1,551	122,456
Reclassification of assets	—	25,486	(25,486)	—	—
Additions	115,000	35,156	2,706	357	153,219
Disposals	—	(2,959)	—	—	(2,959)
Translation difference	—	(1,043)	(17)	51	(1,009)
Balance at 31 December 2022	115,000	145,150	9,598	1,959	271,707
Depreciation
Balance at 1 January 2022	—	33,853	8,614	1,459	43,926
Reclassification of assets	—	5,985	(5,985)	—	—
Depreciation	359	8,752	621	75	9,807
Disposals	—	(2,597)	—	—	(2,597)
Translation difference	—	9	(17)	(15)	(23)
Balance at 31 December 2022	359	46,002	3,233	1,519	51,113
Net carrying amount
Balance at 31 December 2022	114,641	99,148	6,365	440	220,594